Impairment Charges (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended						3 Months Ended
	Dec. 31, 2011 facility	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Specialized Products:	Dec. 31, 2012 Specialized Products:	Dec. 31, 2011 Specialized Products:	Dec. 31, 2013 Specialized Products: CVP unit	Dec. 31, 2013 Specialized Products: CVP unit Customer- Related Intangibles
Goodwill [Line Items]
Number of underperforming facilities closed	4
Impairment charges	$ 31.2		$ 65.4
Intangible impairment charges	19.0
Fixed assets impairment charges	12.2			1.2
Control premium percentage			25.00%
Financial forecasted years			10 years
Accelerated amortization of intangibles										3.8
Impairment of goodwill			63.0	0	0	63.0			63.0
Percentage Of Fair Value In Excess Of Carrying Percentage Of fair Value In excess Of Carrying Value		18.00%
Goodwill	$ 926.6		$ 926.8	$ 991.5	$ 926.6	$ 210.0	$ 274.3	$ 271.6	$ 13.0